Restricted cash (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	R 20,935	R 13,268
Cash securing guarantee issued in terms of the Mobile Telephone Networks Proprietary Limited incentive agreement (denominated in South African Rand)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	1,000	1,000
Cash securing guarantees issued in respect of lease agreements entered into (denominated in South African Rand)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	393	393
Tax refund received erroneously (denominated in South African Rand)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	7,188	0
Cash securing guarantees issued in respect of products sold by MiX Telematics Europe Limited (denominated in Euro)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	1,447	1,422
Cash securing guarantees issued in respect of MiX Telematics Middle East FZE relating to employee visas in the UAE (denominated in UAE Dirham)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	3,616	4,192
Cash held for purposes of distribution to MiX Telematics Enterprise BEE Trust and MiX Telematics Fleet Support Trust beneficiaries (denominated in South African Rand)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	6,257	5,118
Cash securing guarantees issued in respect of property lease agreements entered into by MiX Telematics Australasia (denominated in Australian Dollar)
Disclosure Of Detailed Information About Restricted Cash [Line Items]
Restricted cash	R 1,034	R 1,143